Amounts due from/to related companies	12 Months Ended
Dec. 31, 2017
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Amounts due from/to related companies
41	Amounts due from/to related companies

(a)	Amounts due from related companies

	Note	2017 RMB million	2016 RMB million
Current
CSAH and its affiliates		9	7
Associates		18	15
Joint ventures		49	76

	50(c)	76	98

Non-current
CSAH and its affiliates	31 & 50(c)	160	—

		236	98

The amounts due from related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Amounts due to related companies

		2017	2016
	Note	RMB million	RMB million
CSAH and its affiliates		28	20
Joint ventures of CSAH		22	1
Associates		1	4
A joint venture		48	76
Other related companies		2	2

	50(c)	101	103

The amounts due to related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be settled within one year.